Income Taxes (Net Deferred Tax Assets Included In The Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Deferred income taxes (current assets)	¥ 220,662	¥ 224,194
Deferred income taxes (investments and other assets)	661,500	752,828
Other current liabilities	(5,616)	(4,772)
Deferred income taxes (long-term liabilities)	(233,151)	(198,824)
Net deferred tax assets	¥ 643,395	¥ 773,426